Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity
Stockholders' Equity

10)     Stockholders’ Equity

Upon consummation of the Mergers, each outstanding Common Unit or Preferred Unit of Metuchen was exchanged for a number of shares of Petros common stock, par value $0.0001 per share (the “Petros Common Stock”), equal to 0.4968, which resulted in an aggregate of 4,949,610 shares of Petros Common Stock issued to the holders of Metuchen units in the Mergers. In addition, each holder of Neurotrope common stock, par value $0.0001 per share (the “Neurotrope Common Stock”) received one (1) share of Petros Common Stock for every five (5) shares of Neurotrope Common Stock held, and each holder of Neurotrope preferred stock, par value $0.001 per share (the “Neurotrope Preferred Stock”) received one (1) share of Petros preferred stock (the “Petros Preferred Stock”) for every one (1) share of Neurotrope Preferred Stock held. In addition, each holder of outstanding options to purchase Neurotrope Common Stock or outstanding warrants to purchase Neurotrope Common Stock that were not previously exercised prior to the consummation of the Mergers was converted into equivalent options and warrants to purchase one (1) share of Petros Common Stock for every five (5) shares of Neurotrope Common Stock outstanding pursuant to such options or warrants.

As a result of the Mergers, the former Neurotrope shareholders collectively owned approximately 4,758,045 shares of Petros Common Stock and 500 shares of Petros Preferred Stock and the former Metuchen unit holders collectively owned 4,949,610 shares of Petros Common Stock. Accordingly, the former Metuchen unit holders collectively owned approximately 51% of Petros and the former Neurotrope shareholders collectively owned approximately 49% of Petros.

On January 26, 2021, 500 shares of the Company’s Preferred Stock were converted into 60,606 shares of the Company’s common stock.

Effective January 1, 2021, the Company entered into a Marketing and Consulting Agreement (the “CorIRAgreement”) with CorProminence, LLC (the “Consultant”) for certain shareholder information and relation services. The term of the CorIRAgreement is for one year with automatic consecutive one-year renewal terms. As consideration for the shareholder information and relation services, the Company will pay the Consultant a monthly retainer of $7,500 and issued 30,000 restricted shares of the Company’s common stock to the Consultant on March 24, 2021 (the “CorIR Grant Date”). The restricted shares vested immediately on the CorIR Grant Date.

Effective April 1, 2021, the Company entered into a Consulting and Advisory Agreement (the “King Agreement”) with Tania King, an employee of Juggernaut Capital Partners LLP, for certain services. The term of the King Agreement is indefinite but may be terminated by either party, with or without cause. As consideration for the consulting and advisory services, the Company will pay Ms. King a monthly fee of $4,000, an additional $12,000 payment included with the first monthly fee for services provided since January 1, 2021, and issue restricted stock units for shares of the Company’s common stock (“RSU’s”) with a cash value of $72,000 as of the date of the grant (the “King Grant Date”). The RSU’s shall vest and settle in full on the one-year anniversary of the King Grant Date.

Effective June 4, 2021, the Company entered into a Service Agreement (the “IRTH Agreement”) with IRTH Communications, LLC (“ITRH”) for certain investor relations services. The term of the IRTH is for one year with an optional one-year renewal term. As consideration for the services, the Company will pay IRTH a fixed fee of $6,750 per month for the term of the IRTH Agreement and issued 28,338 restricted shares of the Company’s common stock with a value of $90,002 as of the date of the grant (the “IRTH Grand Date”). The restricted shares vest immediately on the IRTH Grant Date.

Backstop Agreement

In connection with the entry into the Merger Agreement, Neurotrope and an affiliated entity of the JCP Investor entered into a Backstop Agreement pursuant to which Juggernaut agreed to contribute to Metuchen at the closing of the Mergers an amount equal to the Working Capital Shortfall Amount (as defined in the Merger Agreement), if any, as determined in accordance with the Merger Agreement, up to an aggregate amount not to exceed $6,000,000 (the “Commitment Cap”). Following the closing of the Mergers and until the one-year anniversary of the closing of the Mergers (the “Anniversary Date”), Juggernaut agreed to contribute, or cause an affiliate to contribute, to Petros an amount equal to the Commitment Cap less the Working Capital Shortfall Amount (the “Post-Closing Commitment”) on the Anniversary Date; provided, however, that, (a) in the event that, at any time between the closing of the Mergers and the Anniversary Date, the closing price per share of Petros’s Common Stock on The Nasdaq Capital Market or any other securities exchanges on which the Petros Common Stock is then traded equals or exceeds $2.175 for a period of ten consecutive trading days, then the Post-Closing Commitment shall be reduced by fifty percent (50%) and (b) in the event that, at any time between the closing of the Mergers and the Anniversary Date, the closing price per share of Petros’s Common Stock on The Nasdaq Capital Market or any other securities exchanges on which the Petros Common Stock is then traded equals or exceeds $2.5375 for a period of ten (10) consecutive trading days, then the Post-Closing Commitment shall be $0.

Pursuant to the Backstop Agreement and upon closing of the Mergers, Juggernaut paid the Company $2.6 million for the Working Capital Shortfall Amount, which was recorded in equity in relation to the net proceeds received from the reverse capitalization.

Contingent Consideration

Pursuant to the Merger Agreement, each security holder of Metuchen received a right to receive such security holder’s pro rata stock of an aggregate of 14,232,090 stocks of Petros Common Stock potentially issuable upon the achievement of certain milestones set forth in the Merger Agreement. The milestones are for the achievement of stock price and market capitalization, as defined over a two-year period.

Milestone Earnout Payments

In connection with the Mergers, each security holder of Metuchen received an equity classified earnout consideration to be paid in the form of Petros Common Stock if the Closing Price (as defined in the Merger Agreement) per share of stock of Petros’ Common Stock equals or exceeds certain milestones set forth in the Merger Agreement, as discussed below. Each milestone earnout payment is only achievable and payable one time and upon attainment of such milestone earnout payment. In no event will the sum of the milestone earnout payments be greater than 4,000,000 shares of Petros Common Stock. As of September 30, 2021, the milestones have not been achieved.

If at any time following the Closing (as defined in the Merger Agreement) and prior to the one-year anniversary of the Closing, the Closing Price per share of Petros Common Stock is, for a period of twenty (20) trading days during any thirty (30) consecutive trading day period, greater than or equal to:

●	$8.00 - then the earnout payment will be equal to 1,000,000 shares of Petros Common Stock.
●	$10.00 - then the earnout payment will be equal to 1,000,000 shares of Petros Common Stock.
●	$13.00 - then the earnout payment will be equal to 1,000,000 shares of Petros Common Stock.
●	$15.00 - then the earnout payment will be equal to 1,000,000 shares of Petros Common Stock.

If at any time within the twelve (12) month period following the one-year anniversary of the Closing, the Closing Price per share of Petros Common Stock is, for a period of twenty (20) trading days during any thirty (30) consecutive trading day period, greater than or equal to:

●	$10.00 - then the earnout payment will be equal to 1,000,000 shares of Petros Common Stock.
●	$12.50 - then the earnout payment will be equal to 1,000,000 shares of Petros Common Stock.
●	$16.25 - then the earnout payment will be equal to 1,000,000 shares of Petros Common Stock.
●	$18.75 - then the earnout payment will be equal to 1,000,000 shares of Petros Common Stock.

Market Capitalization/Gross Proceeds Earnout Payments

In connection with the Mergers, each security holder of Metuchen received the right to receive earnout consideration, which is liability classified, to be paid in the form of Petros Common Stock if either Petros’ Market Capitalization (as defined in the Merger Agreement) or Petros receives aggregate gross proceeds that equals or exceeds certain milestones set forth in the Merger Agreement, as discussed below. Each milestone earnout payment is only achievable and payable one time and upon attainment of such milestone. In no event will the sum of the milestone earnout payments be greater than 10,232,090 shares of Petros Common Stock. As of September 30, 2021, the milestones have not been achieved. The fair value of the derivative liability was $0.3 million and $9.9 million as of September 30, 2021, and December 31, 2020, respectively.

Metuchen equity holders will have the opportunity to receive the following during the period ending on the second anniversary of the Closing:

a.	The Earnout Payment shall be equal to 2,000,000 shares of Petros Common Stock if:
i.	Petros’ Market Capitalization (as defined in the Merger Agreement) is greater than or equal to $250,000,000 for a period of twenty (20) trading days during any thirty (30) consecutive trading day period with a Closing Price of no less than $17.50 on each such trading day; or
ii.	Petros receives aggregate gross proceeds of at least $25,000,000 in an offering (or series of offerings within a sixty (60) calendar day period) of Petros Common Stock with a price per share of Petros Common Stock sold equal to no less than $17.50 in each offering (or series of offerings) and where Petros has a Market Capitalization immediately prior to each such offering (or series of offerings) equal to at least $250,000,000.
b.	The Earnout Payment shall be equal to 2,000,000 shares of Petros Common Stock if:
i.	Petros’ Market Capitalization is greater than or equal to $300,000,000 for a period of twenty (20) trading days during any thirty (30) consecutive trading day period with a Closing Price of no less than $18.75 on each such trading day; or
ii.	Petros receives aggregate gross proceeds of at least $30,000,000 in an offering (or series of offerings within a sixty (60) calendar day period) of Petros Common Stock with a price per share of Petros Common Stock sold equal to no less than $18.75 in each offering (or series of offerings) and where Petros has a Market Capitalization immediately prior to each such offering (or series of offerings) equal to at least $300,000,000.
c.	The Earnout Payment shall be equal to 3,000,000 shares of Petros Common Stock if:
i.	Petros’ Market Capitalization is greater than or equal to $400,000,000 for a period of twenty (20) trading days during any thirty (30) consecutive trading day period with a Closing Price of no less than $22.50 on each such trading day; or
ii.	Petros receives aggregate gross proceeds of at least $40,000,000 in an offering (or series of offerings within a sixty (60) calendar day period) of Petros Common Stock with a price per share of Petros Common Stock sold equal to no less than $22.50 in each offering (or series of offerings) and where Petros has a Market Capitalization immediately prior to each such offering (or series of offerings) equal to at least $400,000,000.
d.	The Earnout Payment shall be equal to 3,232,090 shares of Petros Common Stock if:
i.	Petros’ Market Capitalization is greater than or equal to $500,000,000 for a period of twenty (20) trading days during any thirty (30) consecutive trading day period with a Closing Price of no less than $23.75 on each such trading day; or
ii.	Petros receives aggregate gross proceeds of at least $50,000,000 in an offering (or series of offerings within a sixty (60) calendar day period) of Petros Common Stock with a price per share of Petros Common Stock sold equal to no less than $23.75 in each offering (or series of offerings) and where Petros has a Market Capitalization immediately prior to each such offering (or series of offerings) equal to at least $500,000,000.

10)     Stockholders’ Equity

Upon consummation of the Mergers, each outstanding Common Unit or Preferred Unit of Metuchen was exchanged for a number of shares of Petros common stock, par value $0.0001 per share (the “Petros Common Stock”), equal to 0.4968, which resulted in an aggregate of 4,949,610 shares of Petros Common Stock issued to the holders of Metuchen units in the Mergers. In addition, each holder of Neurotrope common stock, par value $0.0001 per share (the “Neurotrope Common Stock”) received one (1) share of Petros Common Stock for every five (5) shares of Neurotrope Common Stock held, and each holder of Neurotrope preferred stock, par value $0.001 per share (the “Neurotrope Preferred Stock”) received one (1) share of Petros preferred stock (the “Petros Preferred Stock”) for every one (1) share of Neurotrope Preferred Stock held. In addition, each holder of outstanding options to purchase Neurotrope Common Stock or outstanding warrants to purchase Neurotrope Common Stock that were not previously exercised prior to the consummation of the Mergers was converted into equivalent options and warrants to purchase one (1) share of Petros Common Stock for every five (5) shares of Neurotrope Common Stock outstanding pursuant to such options or warrants.

As a result of the Mergers, the former Neurotrope shareholders collectively own approximately 4,758,045 shares of Petros Common Stock and 500 shares of Petros Preferred Stock and the former Metuchen unit holders collectively own 4,949,610 shares of Petros Common Stock. Accordingly, the former Metuchen unit holders collectively own approximately 51% of Petros and the former Neurotrope shareholders collectively own approximately 49% of Petros.

On January 26, 2021, 500 shares of the Company’s Preferred Stock were converted into 60,606 shares of the Company’s common stock.

Backstop Agreement

In connection with the entry into the Merger Agreement, Neurotrope and an affiliated entity of Juggernaut Capital Partners (“Juggernaut”) entered into a Backstop Agreement pursuant to which Juggernaut agreed to contribute to Metuchen at the closing of the Mergers an amount equal to the Working Capital Shortfall Amount (as defined in the Merger Agreement), if any, as determined in accordance with the Merger Agreement, up to an aggregate amount not to exceed $6,000,000 (the “Commitment Cap”). Following the closing of the Mergers and until the one-year anniversary of the closing of the Mergers (the “Anniversary Date”), Juggernaut agreed to contribute, or cause an affiliate to contribute, to Petros an amount equal to the Commitment Cap less the Working Capital Shortfall Amount (the “Post-Closing Commitment”) on the Anniversary Date; provided, however, that, (a) in the event that, at any time between the closing of the Mergers and the Anniversary Date, the closing price per share of Petros’s Common Stock on The Nasdaq Capital Market or any other securities exchanges on which the Petros Common Stock is then traded equals or exceeds $2.175 for a period of ten consecutive trading days, then the Post-Closing Commitment shall be reduced by fifty percent (50%) and (b) in the event that, at any time between the closing of the Mergers and the Anniversary Date, the closing price per share of Petros’s Common Stock on The Nasdaq Capital Market or any other securities exchanges on which the Petros Common Stock is then traded equals or exceeds $2.5375 for a period of ten (10) consecutive trading days, then the Post-Closing Commitment shall be $0.

Pursuant to the Backstop Agreement and upon closing of the Mergers, Juggernaut paid the Company $2.6 million for the Working Capital Shortfall Amount, which was recorded in equity in relation to the net proceeds received from the reverse capitalization.

Contingent Consideration

Pursuant to the Merger Agreement, each security holder of Metuchen received a right to receive such security holder’s pro rata stock of an aggregate of 14,232,090 stocks of Petros Common Stock potentially issuable upon the achievement of certain milestones set forth in the Merger Agreement. The milestones are for the achievement of stock price and market capitalization, as defined over a two-year period.

Milestone Earnout Payments

In connection with the Mergers, each security holder of Metuchen received an equity classified earnout consideration to be paid in the form of Petros Common Stock if the Closing Price (as defined in the Merger Agreement) per share of stock of Petros’ Common Stock equals or exceeds certain milestones set forth in the Merger Agreement, as discussed below. Each milestone earnout payment is only achievable and payable one time and upon attainment of such milestone earnout payment. In no event will the sum of the milestone earnout payments be greater than 4,000,000 shares of Petros Common Stock. As of December 31, 2020, the milestones have not been achieved.

If at any time following the Closing (as defined in the Merger Agreement) and prior to the one-year anniversary of the Closing, the Closing Price per share of Petros Common Stock is, for a period of twenty (20) trading days during any thirty (30) consecutive trading day period, greater than or equal to:

●	$8.00 - then the earnout payment will be equal to 1,000,000 shares of Petros Common Stock.
●	$10.00 - then the earnout payment will be equal to 1,000,000 shares of Petros Common Stock.
●	$13.00 - then the earnout payment will be equal to 1,000,000 shares of Petros Common Stock.
●	$15.00 - then the earnout payment will be equal to 1,000,000 shares of Petros Common Stock.

If at any time within the twelve (12) month period following the one-year anniversary of the Closing, the Closing Price per share of Petros Common Stock is, for a period of twenty (20) trading days during any thirty (30) consecutive trading day period, greater than or equal to:

●	$10.00 - then the earnout payment will be equal to 1,000,000 shares of Petros Common Stock.
●	$12.50 - then the earnout payment will be equal to 1,000,000 shares of Petros Common Stock.
●	$16.25 - then the earnout payment will be equal to 1,000,000 shares of Petros Common Stock.
●	$18.75 - then the earnout payment will be equal to 1,000,000 shares of Petros Common Stock.

Market Capitalization/Gross Proceeds Earnout Payments

In connection with the Mergers, each security holder of Metuchen received the right to receive earnout consideration, which is liability classified, to be paid in the form of Petros Common Stock if either Petros’ Market Capitalization (as defined in the Merger Agreement) or Petros receives aggregate gross proceeds that equals or exceeds certain milestones set forth in the Merger Agreement, as discussed below. Each milestone earnout payment is only achievable and payable one time and upon attainment of such milestone. In no event will the sum of the milestone earnout payments be greater than 10,232,090 shares of Petros Common Stock. As of December 31, 2020, the milestones have not been achieved. The fair value of the derivative liability was $9.9 million as of December 31, 2020.

Metuchen equity holders will have the opportunity to receive the following during the period ending on the second anniversary of the Closing:

a.	The Earnout Payment shall be equal to 2,000,000 shares of Petros Common Stock if:
i.	Petros’ Market Capitalization (as defined in the Merger Agreement) is greater than or equal to $250,000,000 for a period of twenty (20) trading days during any thirty (30) consecutive trading day period with a Closing Price of no less than $17.50 on each such trading day; or
ii.	Petros receives aggregate gross proceeds of at least $25,000,000 in an offering (or series of offerings within a sixty (60) calendar day period) of Petros Common Stock with a price per share of Petros Common Stock sold equal to no less than $17.50 in each offering (or series of offerings) and where Petros has a Market Capitalization immediately prior to each such offering (or series of offerings) equal to at least $250,000,000.
b.	The Earnout Payment shall be equal to 2,000,000 shares of Petros Common Stock if:
i.	Petros’ Market Capitalization is greater than or equal to $300,000,000 for a period of twenty (20) trading days during any thirty (30) consecutive trading day period with a Closing Price of no less than $18.75 on each such trading day; or
ii.	Petros receives aggregate gross proceeds of at least $30,000,000 in an offering (or series of offerings within a sixty (60) calendar day period) of Petros Common Stock with a price per share of Petros Common Stock sold equal to no less than $18.75 in each offering (or series of offerings) and where Petros has a Market Capitalization immediately prior to each such offering (or series of offerings) equal to at least $300,000,000.
c.	The Earnout Payment shall be equal to 3,000,000 shares of Petros Common Stock if:
i.	Petros’ Market Capitalization is greater than or equal to $400,000,000 for a period of twenty (20) trading days during any thirty (30) consecutive trading day period with a Closing Price of no less than $22.50 on each such trading day; or
ii.	Petros receives aggregate gross proceeds of at least $40,000,000 in an offering (or series of offerings within a sixty (60) calendar day period) of Petros Common Stock with a price per share of Petros Common Stock sold equal to no less than $22.50 in each offering (or series of offerings) and where Petros has a Market Capitalization immediately prior to each such offering (or series of offerings) equal to at least $400,000,000.
d.	The Earnout Payment shall be equal to 3,232,090 shares of Petros Common Stock if:
i.	Petros’ Market Capitalization is greater than or equal to $500,000,000 for a period of twenty (20) trading days during any thirty (30) consecutive trading day period with a Closing Price of no less than $23.75 on each such trading day; or
ii.	Petros receives aggregate gross proceeds of at least $50,000,000 in an offering (or series of offerings within a sixty (60) calendar day period) of Petros Common Stock with a price per share of Petros Common Stock sold equal to no less than $23.75 in each offering (or series of offerings) and where Petros has a Market Capitalization immediately prior to each such offering (or series of offerings) equal to at least $500,000,000.